CONDENSED BALANCE SHEETS (Parenthetical)	Dec. 31, 2023 £ / shares	Dec. 31, 2022 £ / shares
Common Stock, Par or Stated Value Per Share | (per share)		£ 0.0001
Common Stock [Member]
Common Stock, Par or Stated Value Per Share	£ 0.0001	0.0001
Common Class A [Member] | Common Stock [Member]
Common Stock, Par or Stated Value Per Share	£ 0.0001	£ 0.0001